Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable, allowances for doubtful accounts, billing adjustments and merchant losses	$ 4,000	$ 5,200
Computer software, accumulated amortization	680,582	613,266
Intangible assets, accumulated amortization	257,096	181,928
Property and equipment, accumulated depreciation and amortization	$ 457,328	$ 423,196
Common stock, par value	$ 0.10	$ 0.10
Common stock, authorized	600,000,000	600,000,000
Common stock, issued	202,769,000	202,775,000
Common stock, outstanding	182,781,000	184,939,000
Treasury stock, shares	19,988,000	17,836,000
Contract Acquisition Costs
Intangible assets, accumulated amortization	$ 287,900	$ 276,100